Revenue from Contracts with Customers - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Deferred revenue, current	$ 18	$ 20
Deferred revenue, noncurrent	$ 13	$ 9